CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2011	¥ 1,328,269	¥ 143,995	¥ 179,137	¥ 1,128,800	¥ (96,180)	¥ (49,170)	¥ 1,306,582	¥ 21,687
Contribution to subsidiaries	21,503						0	21,503
Transaction with noncontrolling interests	(470)		52		(20)		32	(502)
Comprehensive income (loss), net of tax:
Net income	83,177			83,509			83,509	(332)
Other comprehensive income
Net change of unrealized gains on investment in securities	5,121				4,642		4,642	479
Net change of defined benefit pension plans	(3,247)				(3,245)		(3,245)	(2)
Net change of foreign currency translation adjustments	(1,077)				(98)		(98)	(979)
Net change of unrealized gains (losses) on derivative instruments	(1,170)				(1,155)		(1,155)	(15)
Total other comprehensive income	(373)						144	(517)
Total comprehensive income	82,804						83,653	(849)
Cash dividends	(10,703)			(8,599)			(8,599)	(2,104)
Conversion of convertible bond	6	3	3				6	0
Exercise of stock options	55	28	27				55	0
Acquisition of treasury stock	(1)					(1)	(1)	0
Other, net	(992)		4	(1,260)		264	(992)	0
Ending Balance at Mar. 31, 2012	1,420,471	144,026	179,223	1,202,450	(96,056)	(48,907)	1,380,736	39,735
Contribution to subsidiaries	2,229						0	2,229
Transaction with noncontrolling interests	(134)		98		(89)		9	(143)
Comprehensive income (loss), net of tax:
Net income	115,073			111,909			111,909	3,164
Other comprehensive income
Net change of unrealized gains on investment in securities	13,330				12,829		12,829	501
Net change of defined benefit pension plans	4,759				4,758		4,758	1
Net change of foreign currency translation adjustments	45,755				42,020		42,020	3,735
Net change of unrealized gains (losses) on derivative instruments	268				275		275	(7)
Total other comprehensive income	64,112						59,882	4,230
Total comprehensive income	179,185						171,791	7,394
Cash dividends	(14,914)			(9,676)			(9,676)	(5,238)
Conversion of convertible bond	99,773	49,840	49,933				99,773	0
Exercise of stock options	345	173	172				345	0
Acquisition of treasury stock	(3)					(3)	(3)	0
Other, net	621		174	361		86	621	0
Ending Balance at Mar. 31, 2013	1,687,573	194,039	229,600	1,305,044	(36,263)	(48,824)	1,643,596	43,977
Contribution to subsidiaries	89,396						0	89,396
Transaction with noncontrolling interests	2,297		239				239	2,058
Comprehensive income (loss), net of tax:
Net income	189,883			186,794			186,794	3,089
Other comprehensive income
Net change of unrealized gains on investment in securities	10,603				9,677		9,677	926
Net change of defined benefit pension plans	3,572				3,359		3,359	213
Net change of foreign currency translation adjustments	32,770				21,772		21,772	10,998
Net change of unrealized gains (losses) on derivative instruments	1,487				1,457		1,457	30
Total other comprehensive income	48,432						36,265	12,167
Total comprehensive income	238,315						223,059	15,256
Cash dividends	(17,977)			(15,878)			(15,878)	(2,099)
Conversion of convertible bond	49,944	25,066	24,878				49,944	0
Exercise of stock options	863	441	422				863	0
Acquisition of treasury stock	(19)					(19)	(19)	0
Acquisition of Robeco	47,259			(5,471)		24,880	19,409	27,850
Other, net	(2,473)		310	(2,887)		104	(2,473)	0
Ending Balance at Mar. 31, 2014	¥ 2,095,178	¥ 219,546	¥ 255,449	¥ 1,467,602	¥ 2	¥ (23,859)	¥ 1,918,740	¥ 176,438